Supplement to the
Fidelity® Blue Chip Growth Fund
Class K
September 29, 2022
Summary Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
BCF-K-SUSTK-0423-102 1.9880452.102	April 28, 2023
Supplement to the
Fidelity® Blue Chip Growth Fund
September 29, 2022
Summary Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
BCF-SUSTK-0423-101 1.9907576.101	April 28, 2023